Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 527,478	$ 554,654	$ 1,747,570	$ 1,014,004	$ 1,712,595	$ 766,277
Cost of sales	133,577	188,509	468,763	341,122	578,015	318,968
Gross profit	393,901	366,145	1,278,807	672,882	1,134,580	447,309
Expenses
Depreciation and amortization	2,686	2,439	7,779	7,824	10,295	5,034
Marketing and promotion	94,514	99,709	1,209,041	316,436	660,291	192,863
Consulting fees	235,461	82,781	817,030	316,468	459,498	324,395
Office and administrative	553,808	664,922	2,096,372	1,628,931	2,329,067	1,019,708
Professional fees	249,889	143,654	587,954	450,384	579,111	192,409
Investor relations	36,862	9,100	141,484	84,820	91,009	74,003
Research and development	95,260	86,374	268,786	303,769	426,243	228,747
Foreign exchange (gain) loss	875	(3,113)	1,660	(480)	6,130	2,749
Travel and entertainment	44,383	65,830	160,612	250,000	339,147	198,442
Total Expenses	1,313,738	1,151,696	5,290,718	3,358,152	4,900,791	2,238,350
Net loss before other income (expense)	(919,837)	(785,551)	(4,011,911)	(2,685,270)	(3,766,211)	(1,791,041)
Other income (expense)
Listing expense					(450,079)
Change in fair value of derivative liabilities	65,474	8,192	367,277	(451,054)	(71,266)	(12,754)
Interest expense	(648,332)	(5,713)	(702,675)	(12,758)	(19,525)	(2,629)
Loss on sale of equipment						(1,546)
Interest income	95	25	245	5,481	5,564	7,702
Other income	1,343		36,066
Net loss	(1,501,257)	(783,047)	(4,310,998)	(3,143,601)	(4,301,517)	(1,800,268)
Other comprehensive income (loss)
Currency translation adjustment	(1,014)	387	26	762	91	(91)
Total comprehensive loss	$ (1,502,271)	$ (782,660)	$ (4,310,972)	$ (3,142,839)	$ (4,301,426)	$ (1,800,359)
Basic loss per share (in Dollars per share)	$ (0.068)	$ (0.078)	$ (0.226)	$ (0.318)	$ (0.4)	$ (0.189)
Diluted loss per share (in Dollars per share) (in Dollars per share)	$ (0.068)	$ (0.078)	$ (0.226)	$ (0.318)	$ (0.4)	$ (0.189)
Weighted average shares outstanding (in Shares)	22,159,118	10,023,002	19,105,176	9,900,744	10,745,938	9,528,863